33. Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash equivalents		R$ 234,018	R$ 1,226,978
Restricted cash		544,607	444,306
Liabilities
Suppliers - forfeiting			554,467
Fair Value [member]
Assets
Cash and bank deposits		428,812
Cash equivalents		234,018	5,505
Short-term Investments		629,335	953,762
Restricted cash		544,607	444,306
Trade receivables
Derivative assets		128,809	147,469
Deposits	[1]
Other credits and amounts
Liabilities
Loans and financing	[2]	346,030	626,557
Leases
Suppliers
Suppliers - forfeiting
Derivatives liabilities		5,297	20,350
Other labilities
Amortized Cost [member]
Assets
Cash and bank deposits			418,447
Cash equivalents			1,221,473
Short-term Investments
Restricted cash
Trade receivables		739,699	1,229,530
Derivative assets
Deposits	[1]	1,390,890	1,126,609
Other credits and amounts		179,160	140,006
Liabilities
Loans and financing	[2]	9,630,936	7,783,284
Leases		7,584,192	6,052,780
Suppliers		1,645,194	1,296,417
Suppliers - forfeiting			554,467
Derivatives liabilities
Other labilities		R$ 618,754	R$ 164,709

[1]	Excludes court deposits, as described in Note 13.
[2]	The amounts on December 31, 2020 and 2019, classified as measured at fair value through profit or loss, are related to the derivative contracted through Exchange Senior Notes.